FAIR VALUE - Sensitivity analysis (Details) - Recurring fair value measurements - Level 3	12 Months Ended
Sep. 30, 2025 CAD ($)
FAIR VALUE
Reasonably possible decrease in valuation (as a percent)	20.00%
Amount of increase (decrease) in the fair value measurement of assets	$ 3,032,701